Disclosure of detailed information about carrying amounts of exploration and evaluation assets (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Carrying Amounts Of Exploration And Evaluation Assets 1	$ 296
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Carrying Amounts Of Exploration And Evaluation Assets 2	674
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Carrying Amounts Of Exploration And Evaluation Assets 3	970
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Carrying Amounts Of Exploration And Evaluation Assets 4	6
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Carrying Amounts Of Exploration And Evaluation Assets 5	2
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Carrying Amounts Of Exploration And Evaluation Assets 6	$ 8